Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues from external customers	$ 14,751	$ 10,656
Income tax recovery /(expense)	(320)	(1)
Segment assets	24,148	14,974
Secure Microcontrollers
Segment Reporting Information [Line Items]
Revenues from external customers	10,156	9,671
Intersegment revenues
Interest revenue	38
Interest expense	36	110
Depreciation and amortization	190	181
Segment income /(loss) before income taxes	718	687
Profit / (loss) from intersegment sales
Income tax recovery /(expense)
Segment assets	13,279	13,279
All Others
Segment Reporting Information [Line Items]
Revenues from external customers	4,595	985
Intersegment revenues	231	180
Interest revenue	17
Interest expense	16	11
Depreciation and amortization	86	19
Segment income /(loss) before income taxes	(1,262)	(860)
Profit / (loss) from intersegment sales	11	9
Income tax recovery /(expense)	(320)	(1)
Segment assets	7,864	1,695
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	14,751	10,656
Intersegment revenues	231	180
Interest revenue	55
Interest expense	52	121
Depreciation and amortization	275	200
Segment income /(loss) before income taxes	(544)	(173)
Profit / (loss) from intersegment sales	11	9
Income tax recovery /(expense)	$ (320)	$ (1)